Other Operating-Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Operating-Net
Loss on disposal of property, plant and equipment—net	$ 3.7	$ 5.6	$ 5.5
Expansion project costs	30.7	10.8	0.0
Loss (gain) on foreign currency derivatives	38.4	(20.8)	(8.1)
(Gain) loss on foreign currency transactions	(14.9)	(13.5)	10.1
Engineering studies	0.0	0.0	21.9
Closed facilities costs	0.8	4.0	13.3
Other	(5.4)	(1.9)	6.4
Other operating loss (income)—net	$ 53.3	$ (15.8)	$ 49.1